UNALLOCATED RESERVE AND DISTRIBUTIONS	12 Months Ended
Jan. 31, 2021
UNALLOCATED RESERVE AND DISTRIBUTIONS
UNALLOCATED RESERVE AND DISTRIBUTIONS

NOTE 5 - UNALLOCATED RESERVE AND DISTRIBUTIONS

Each quarter, as authorized by the Agreement of Trust, the Trustees will reevaluate all relevant factors including all costs, expenses, obligations, and present and future liabilities of the Trust (whether known or contingent) in determining a prudent level of unallocated reserve in light of the unpredictable nature of the iron ore industry and current economic conditions. The actual amount of the Unallocated Reserve will fluctuate from time to time and may increase or decrease from its current level. Accordingly, although the actual amount of the Unallocated Reserve will fluctuate from time to time, and may increase or decrease from its current level, it is currently expected that future distributions will be highly dependent upon royalty payments received quarterly and the level of Trust expenses that the Trustees anticipate occurring in subsequent quarters.

As of January 31, 2021 and January 31, 2020, the unallocated cash and U.S. Government Securities portion of the Trust’s Unallocated Reserve consisted of the following components:

	January 31, 2021	January 31, 2020
Cash and U.S. Government securities	$22,407,610	$23,510,129
Distribution payable	(6,035,205)	(9,184,007)

Unallocated cash and U.S. Government securities	$16,372,405	$14,326,122

A reconciliation of the Trust’s Unallocated Reserve from January 31, 2020 to January 31, 2021 is as follows:

	Unallocated	Trust
	Reserve	Corpus	Total
Balances at January 31, 2020	$11,831,014	$3	$11,831,017

Net income	23,407,647	—	23,407,647
Distributions declared	(18,761,615)	—	(18,761,615)

Balances at January 31, 2021	$16,477,046	$3	$16,477,049

The Trustees determine the level of distributions on a quarterly basis after receiving notification from NMC as to the amount of royalty income that will be received and after determination of any known or anticipated expenses, liabilities and obligations of the Trust. As a result of fluctuations in the accrued income receivable portion of the Unallocated Reserve, future distributions may vary depending upon the adjustments to royalty income, which are determined by NMC, and the level of Trust expenses that the Trustees anticipate occurring in subsequent quarters.

During the fiscal years ended January 31, 2021, 2020, and 2019, the Trustees distributed cash payments totaling $21,910,417 ($1.67 per Unit), $44,083,234 ($3.36 per Unit), and $36,604,828 ($2.79 per Unit), respectively. In addition, in January 2021, the Trustees declared a distribution of $0.46 per Unit of beneficial interest, which was paid in February 2021.